Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Internal Revenue Service has determined and informed the Company by a letter dated June 4, 2014, that the Plan and related trust are designed in accordance with applicable sections of the IRC. The Plan was amended July 20, 2015 and is no longer intended to qualify as a stock bonus plan satisfying the requirements of an employee stock ownership plan within the meaning of section 4975(e)(7) of the IRC. There have been other amendments to the Plan since the determination letter was received. However, the plan administrator and the Plan's tax counsel believe that the plan is designed and is currently being operated in compliance with the applicable provisions of the IRC.
It is the Plan's policy to recognize the impact of uncertain tax positions in its financial statements if, upon ultimate settlement, that position is more likely than not to be sustained. No such uncertain tax positions have been recognized by the Plan.